Common Stock - Summary Of Common Stock Capital Shares Reserved For Future Issuance (Detail) - shares	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Total shares of common stock reserved	118,724,904	266,494,345	227,825,043
Conversion of redeemable convertible preferred stock [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Total shares of common stock reserved		193,037,715	170,686,661
Restricted Stock Units and Outstanding [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Total shares of common stock reserved	4,017,149
Redeemable convertible preferred stock warrants outstanding [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Total shares of common stock reserved		2,358,546	2,358,546
Shares available for grant under 2017 Stock Option Plan [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Total shares of common stock reserved		4,528,391	5,844,909
Common stock reserved for Earnout [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Total shares of common stock reserved	39,249,702
Stock options issued and outstanding [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Total shares of common stock reserved	26,401,717	30,167,178	34,883,465
Common stock warrants outstanding [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Total shares of common stock reserved		36,402,515	14,051,462
Shares available for grant under 2021 Equity Incentive Plan [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Total shares of common stock reserved	40,878,653
Shares available for grant under 2021 ESPP [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Total shares of common stock reserved	8,177,683